Housing Loans and Deposits from Customers in Banking Business - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Housing Loans And Deposits From Customers [Abstract]
Housing loans in the banking business	¥ 949,300	¥ 860,330
Allowance for credit losses of housing loans in the banking business	1,083	1,135
Balance of time deposits issued in amounts of 10 million yen or more	¥ 335,484	¥ 362,691